Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2017
Significant accounting policies
Basis of consolidation

(a)          Basis of consolidation:

These consolidated financial statements include the accounts of the Company and all subsidiary entities which are controlled by the Company. All intercompany balances and transactions are eliminated on consolidation.

Business combinations

(b)          Business combinations:

Business combinations are accounted for using the acquisition method. The consideration for an acquisition is measured at the fair values of the assets transferred, the liabilities assumed and the equity interests issued at the acquisition date. The excess of the consideration over the fair value of the identifiable net assets acquired is recorded as goodwill. Transaction costs that are incurred in connection with a business combination, other than costs associated with the issuance of debt or equity securities, are expensed as incurred. On an acquisition-by-acquisition basis, any non-controlling interest is measured either at fair value of the non-controlling interest or at the fair value of the proportionate share of the net assets acquired.

Contingent consideration is measured at fair value on acquisition date and is included as part of the consideration transferred. The fair value of the contingent consideration liability is re-measured at each reporting date with the corresponding gain or loss being recognized in earnings.

Foreign currency

(c)          Foreign currency:

The consolidated financial statements of the Company are presented in United States dollars.

(i)           Transactions in foreign currency:

Each entity within the consolidated group records transactions using its functional currency, being the currency of the primary economic environment in which it operates. Foreign currency transactions are translated into the respective functional currency of each entity using the foreign currency rates prevailing at the date of the transaction. Period end balances of monetary assets and liabilities in foreign currency are translated to the respective functional currencies using period end foreign currency rates. Foreign currency gains and losses arising from settlement of foreign currency transactions are recognized in earnings.

(ii)          Foreign operations translation:

The assets and liabilities of operations with a functional currency other than United States dollars are translated into United States dollars at period end foreign currency rates.  Revenues and expenses of such operations are translated into United States dollars at average rates for the period.  Foreign currency translation gains and losses are recognized in other comprehensive income.  The relevant amount in cumulative foreign currency translation adjustment is reclassified into earnings upon disposition of a foreign operation.

(iii)         Hedges of net investments in foreign operations:

Foreign exchange gains and losses arising from translation of a financial liability and foreign exchange forward contracts designated as hedges of net investments in foreign operations are recognized in other comprehensive income, to the extent that the hedges are effective. To the extent that the hedges are ineffective, the gains and losses are recognized in earnings. When the hedged portion of a net investment is disposed of, the relevant amount accumulated in other comprehensive income is transferred to earnings as part of the gain or loss on disposal.

Revenue recognition

(d)          Revenue recognition:

Revenue is measured at the fair value of consideration received or receivable, net of discounts and after eliminating intercompany sales.  When consideration received from customers includes advance payments that contain a financing element, the Company imputes interest on such advance payments and recognizes such amounts as a component of revenue.

The Company’s contracts with customers may include multiple deliverables that fall within one or more of the revenue categories described below.  Where revenue arrangements have separately identifiable components and the components are considered to have standalone value to the customer, the consideration received is allocated to each identifiable component and the applicable revenue recognition criteria are applied to each of the components.

When separately identifiable components in a revenue arrangement are considered to not have standalone value, the applicable revenue recognition criteria are applied to the arrangement as a whole. In such situations, if the Company incurs contract costs prior to the commencement of the performance period of the contract, the costs are capitalized as deferred contract costs and are generally recognized as expense over the same period as the associated deferred revenue arising from upfront fees under the arrangement.

(i)           Construction contracts:

A construction contract is a contract specifically negotiated for construction of an asset or a group of interrelated assets.  Revenue from construction contracts includes initial contract amounts, variations in contract work, claims, incentive payments and the fair value of customer furnished materials.  When the outcome of a construction contract can be measured reliably, revenue is recognized using the percentage of completion method based on contract costs incurred relative to total estimated contract costs or units delivered relative to total units, as appropriate in the circumstances.  Construction contracts may be segmented into components which are accounted for separately or combined with other contracts to form a single contract for revenue and expense recognition purposes.  When the outcome of a construction contract cannot be measured reliably, contract costs incurred are expensed as incurred and revenue is recognized only to the extent that costs are considered likely to be recoverable.  If at the time of contract award or at any time during the life of a contract it becomes probable that total contract costs will exceed total contract revenue, the expected loss is recognized immediately in the statement of earnings.

Satellite construction contracts may include performance incentives whereby payment for a portion of the purchase price is contingent upon in-orbit performance of the satellite.  These performance incentives are structured in two forms.  As a warranty payback, the customer pays the entire amount of the performance incentive during the period of the satellite construction and such incentives are subject to refund if satellite performance does not achieve certain predefined operating specifications.  As an orbital receivable, the customer makes payment of performance incentives over the in-orbit life of the satellite.  Performance incentives, whether warranty payback or orbital receivables, are included in revenue during the construction period based on amounts expected to be received.  Orbital receivables are recorded at their fair value as of the launch date and the adjustments to the amount receivable of the discount during the in-orbit period are recorded as orbital income.

The percentage of completion method places considerable importance on accurate estimates of the extent of progress towards completion.  During the contractual period, revenue and costs may be impacted by estimates of total contract costs, remaining costs to completion, total contract revenues, contract risks and other judgments.  Management continually reviews such estimates and adjusts them as necessary.  The inception to date impact of changes in estimates of contract revenues or costs to complete is recognized in the period that the change is determined by management.

When costs incurred plus recognized profit (less recognized losses) on a construction contract exceeds progress billings, the net amount is recorded as a construction contract asset. Conversely, when progress billings exceed costs incurred plus recognized profit (less recognized losses), the net amount is recorded as a construction contract liability.

Construction contracts may have termination and default clauses. If a contract is terminated for convenience by a customer or due to a customer’s default, the company may be entitled to costs incurred plus a reasonable profit.

(ii)          Service contracts:

Service contracts include contracts for rendering of services, including delivery or licensing of satellite imagery and imagery related products. Revenue from rendering of services is recognized by reference to the stage of completion based on services performed to date as a percentage of total services to be performed or on a straight-line basis over the term of the contract if revenue is determined to be earned evenly.

The Company has various contracts with government and commercial customers that require the delivery of imagery and the provision of infrastructure support services.  If the deliverables do not qualify as separate units of accounting, the Company recognizes the revenue for this single unit of accounting using a proportional performance method over the life of the contract which may coincide with the estimated life of the satellite.  If the deliverables qualify as separate units of accounting, each element is accounted for separately and recognized as revenue over the relevant terms of the arrangement or the estimated useful life of the satellite being accessed.

Revenue related to satellite access is recognized based on satellite capacity made available to the customer in a particular period compared to the total capacity to be made available over the term of the contract or as minutes are consumed by the customer as appropriate in the circumstances.

Revenue from imagery licenses is typically recognized when the customer is able to directly download the imagery or upon delivery.  Revenues related to online imagery subscriptions are recognized ratably over the subscription period.

Revenue from the sale of certain services that include the supply of processed data or data products is recognized upon delivery.

Earnings per common share

(e)          Earnings per common share:

Basic earnings per common share is computed by dividing net earnings by the sum of the weighted average number of common shares outstanding during the period plus outstanding deferred share units awards (see note 22(e)) but excluding issued, but unvested, restricted shares.

Diluted earnings per common share is computed by adjusting the basic earnings per common share calculation, as described above, for the effects of all potentially dilutive share appreciation rights and restricted stock units (see notes 22(b) and 22(c)).  The company calculates the effects of all potentially dilutive share appreciation rights using the treasury stock method unless they are anti-dilutive.  Share appreciation rights are dilutive only when the average market value of the Company’s shares during the period are greater than the exercise price of the share appreciation rights.

Research and development

(f)           Research and development:

Research costs are expensed in the period incurred. Development costs are capitalized and recorded as an intangible asset if technical feasibility has been established and it is considered probable that the Company will generate future economic benefits from the asset created on completion of development. The costs capitalized include materials, direct labour, directly attributable overhead expenditures and borrowing costs on qualifying assets. Other development costs are expensed in the period incurred.

Government assistance and investment tax credits

(g)          Government assistance and investment tax credits:

Government assistance includes government grants, below-market rate of interest loans and investment tax credits and is recognized when there is reasonable assurance that the Company will comply with the relevant conditions and that the government assistance will be received.

Government assistance that meets the recognition criteria and that relates to current expenses is recorded as a reduction of the related expenses in direct costs, selling, general and administration. Government assistance that meets the recognition criteria and that relates to the acquisition of an asset is recorded as a reduction of the cost of the related asset. If government assistance becomes repayable, the inception to date impact of assistance previously recognized in earnings is reversed immediately in the period that the assistance becomes repayable.

The benefit of a government loan at a below-market rate of interest is treated as a government grant, measured as the difference between proceeds received and the fair value of the loan based on prevailing market interest rates.

Investment tax credits, whether or not recognized in the financial statements, may be carried forward to reduce future Canadian Federal and Provincial income taxes payable. The Company applies judgment when determining whether the reasonable assurance threshold has been met to recognize investment tax credits in the financial statements. The Company must interpret eligibility requirements in accordance with Canadian income tax laws and must assess whether future taxable income will be available against which the investment tax credits can be utilized. For investment tax credits that have not met the criteria to be recognized in the financial statements, management continually reviews these interpretations and assessments and recognizes the investment tax credits relating to prior period expenses in the period when the reasonable assurance criteria have been met. Any changes in the interpretations and assessments could have an impact on the amount and timing of investment tax credits recognized in the financial statements.

Finance income and finance expense

(h)          Finance income and finance expense:

Finance income is comprised of interest income and gains on disposals of available-for-sale assets. Interest income is recognized as it accrues in earnings, using the effective interest method.

Finance expense is comprised of borrowing cost on debt, net interest expense on the net liability of defined benefit pension and other post-retirement benefits plans, interest expense on the orbital securitzation liability, and liability to dissenting shareholders, imputed interest on advance payments and other liabilities, and the cost of forward points from foreign exchange forward contracts.  All finance costs are recognized in earnings using the effective interest method.  Finance costs exclude borrowing costs attributable to the construction of qualifying assets, which are assets that take a substantial period of time to prepare for their intended use.  Borrowing costs associated with qualifying assets are added to the cost of the related assets.

Financial instruments

(i)           Financial instruments:

Financial assets and financial liabilities are initially measured at fair value and are subsequently re-measured based on their classification as described below. Transaction costs that are directly attributable to the acquisition or issuance of a financial asset or liability, other than financial assets and liabilities classified as at fair value through earnings, are added or deducted from the fair value of the respective financial asset or financial liability on initial recognition. Transaction costs that are directly attributable to the acquisition or issuance of a financial asset or financial liability classified as at fair value through earnings are recognized immediately in earnings.

Financial assets and liabilities are offset and the net amount is reported in the balance sheet when there is a legally enforceable right to offset the recognized amounts and there is an intention to settle on a net basis or realize the asset and settle the liability simultaneously.

(i)Financial assets:

Financial assets are classified into the following categories: at fair value through earnings, loans and receivables, and available-for-sale. The classification depends on the nature and purpose of the financial asset and is determined at the time of initial recognition.

•	Financial assets at fair value through earnings

Financial assets are classified as at fair value through earnings when held for trading or if designated into this category. Financial assets classified as financial assets at fair value through earnings include derivative financial instruments that are not included in a qualifying hedging relationship. Financial assets classified as financial assets as at fair value through earnings are measured at fair value with any gains or losses arising on re-measurement recognized in earnings.

•	Loans and receivables

Loans and receivables include cash and cash equivalents, restricted cash, and non-derivative financial assets with fixed or determinable payments that are not quoted in an active market including trade and other receivables, orbital receivables, and notes receivable. Loans and receivables are initially measured at fair value and are subsequently re-measured at amortized cost using the effective interest method, less any impairment losses.

•	Available-for-sale financial assets

Available-for-sale financial assets are non-derivative financial assets that are either designated in this category or not classified into any of the other categories and include short-term and long-term investments. Available-for-sale financial assets are measured at fair value with any gains or losses on re-measurement recognized in other comprehensive income until the financial asset is derecognized or is determined to be permanently impaired, at which time the gain or loss accumulated in equity is transferred to earnings.

Investments in equity instruments that are not quoted in an active market and whose fair value cannot be reliably measured are carried at cost.

Financial assets are derecognized when the rights to receive cash flows from the assets have expired or have been transferred, either outright or through a qualifying pass-through arrangement, and the Company has transferred substantially all of the risk and rewards of ownership of the asset. When the Company retains substantially all of the risks and rewards of transferred assets, the transferred assets are not derecognized and remain on the consolidated balance sheet. When the Company neither retains nor transfers substantially all risks and rewards of ownership of the assets, the Company derecognizes the assets if control over the assets is relinquished. If the Company retains control over transferred assets, the Company continues to recognize the transferred assets to the extent of its continuing involvement in the assets. Management assesses these criteria using the balance of facts and circumstances of each individual arrangement and applies considerable judgment when making these assessments, particularly when determining whether substantially all the risks and rewards of ownership of the financial assets have been transferred. Any changes to the conclusions of these assessments could have a material impact on the consolidated financial statements.

(ii)          Financial liabilities:

Financial liabilities are classified as either financial liabilities at fair value through earnings or as other financial liabilities.

•	Financial liabilities at fair value through earnings

Financial liabilities are classified at fair value through earnings when held for trading or if designated into this category. Financial liabilities classified as financial liabilities at fair value through earnings include derivative financial instruments that are not included in a qualifying hedging relationship and are measured at fair value with any gains or losses arising on re-measurement recognized in earnings.

•	Other financial liabilities

Other financial liabilities include bank overdraft, trade and other payables, non-trade payables, contingent liabilities, securitization liability, long-term debt and are initially measured at fair value and are subsequently measured at amortized cost using the effective interest method.

(iii)         Derivative financial instruments and hedging activities:

The Company uses derivative financial instruments to manage risk associated with foreign currency rates. Derivative financial instruments are measured at fair value. When derivative financial instruments are designated in a qualifying hedging relationship and hedge accounting is applied, the effectiveness of the hedges is measured at the end of each reporting period and the effective portion of changes in fair value is recognized in other comprehensive income and any ineffective portion is recognized immediately in earnings. For foreign exchange forward contracts used to manage risk associated with foreign currency rates, amounts are transferred from accumulated other comprehensive income to revenue or direct costs, selling, general and administration when the underlying transaction affects earnings. For foreign exchange contracts not in a qualifying hedging relationship, changes in fair value are recognized immediately in earnings as a foreign exchange gain or loss.

Hedge accounting is discontinued when the hedging instrument expires or is sold, terminated, exercised or no longer qualifies for hedge accounting. At that time, if the forecasted transaction within a cash flow hedge remains probable, any cumulative gain or loss on the hedging instrument recognized in other comprehensive income is retained in equity until the forecasted transaction occurs. If the forecasted transaction is no longer expected to occur, the net cumulative gain or loss previously recognized in other comprehensive income is transferred to earnings.

(iv)         Embedded derivatives:

The Company has embedded foreign currency derivatives in certain customer and supplier contracts. These derivatives are accounted for as separate instruments and are measured at fair value at each reporting date. Changes in fair value are recognized in earnings as foreign exchange gains or losses.

Cash and cash equivalents

(j)           Cash and cash equivalents:

Cash and cash equivalents is comprised of cash on hand, cash balances with banks and similar institutions and term deposits redeemable within three months or less from date of acquisition with banks and similar institutions.

Investments

(k)          Investments:

(i)           Short-term investments:

Short-term investments consist of mutual funds and financial instruments purchased with a term to maturity at inception between three months and one year.

(ii)          Long-term investments:

Long-term investments consist of unquoted equity instruments in which the Company does not have significant influence and the fair value of which cannot be reliably measured.

Inventories

(l)           Inventories:

Inventories are measured at the lower of cost and net realizable value and consist primarily of parts and subassemblies used in the manufacturing of satellites. The cost of inventories is determined on a first-in-first-out basis or weighted average cost basis, depending on the nature of the inventory. Net realizable value is the estimated selling price in the ordinary course of business, less the estimated costs of completion and selling expense.

Property, plant and equipment

(m)         Property, plant and equipment:

Property, plant and equipment are measured at cost less accumulated depreciation and accumulated impairment losses.  Cost for satellite assets includes amounts related to design, construction, launch and commissioning. Cost for ground system assets includes amounts related to construction and testing. Borrowing costs are capitalized on certain qualifying assets that take a substantial period of time to prepare for their intended use.  When the costs of certain components of an item of property, plant and equipment are significant in relation to the total cost of the item and the components have different useful lives, they are accounted for and depreciated separately. Property, plant and equipment under construction are measured at cost less any accumulated impairment losses.

Depreciation expense is recognized in earnings on a straight-line basis over the estimated useful life of the related asset to its residual value.  Expected useful lives and depreciation methods are reviewed annually.  Land is not depreciated.

The estimated useful lives are as follows:

	Estimated useful life

Land improvements			20	years
Buildings	7	to	45	years
Leasehold improvements	lesser of useful life or term of lease
Equipment:
Test and other equipment	2	to	12	years
Vehicles	5	to	6	years
Thermal vacuum chambers	21	to	40	years
Satellites	2	to	10	years
Furniture and fixtures	2	to	10	years
Computer hardware	2	to	13	years

Leased assets

(n)          Leased assets:

Leased assets for which the Company assumes substantially all the risks and rewards of ownership are classified as finance leases. Upon initial recognition, the leased asset is measured at an amount equal to the lower of its fair value and the present value of the minimum lease payments. The asset is depreciated over the shorter of the lease term or its estimated useful life. All other leases are considered operating leases and the payments, including lease incentives, are recognized in earnings on a straight-line basis over the term of the lease.

Intangible assets and goodwill

(o)          Intangible assets and goodwill:

(i)           Intangible assets:

Intangible assets with finite lives consist of acquired and internally developed technologies and software, licenses, customer relationships, trademarks, trade names, non-compete agreements, image library, and backlog. Intangible assets with finite lives are amortized on a straight-line basis over their estimated useful lives and are measured at cost less accumulated amortization and accumulated impairment losses.  Intangible assets with finite lives are currently amortized over the following periods:

	Estimated useful life
Customer relationships	9	to	21	years
Backlog	3	to	5	years
Technologies	5	to	13	years
Software	3	to	10	years
Trade names			20	years
Trademarks	5	to	14	years
Image library			5	years
Licenses			7	years
Non-compete agreements			2	years

At December 31, 2017 and 2016, the Company did not have any indefinite life intangible assets.

(ii)          Goodwill:

Goodwill is not amortized but is tested for impairment annually or whenever there is an indication of impairment. Goodwill is measured at cost less accumulated impairment losses.

Impairment

(p)          Impairment:

(i)           Financial assets:

Financial assets not carried at fair value through earnings are assessed for impairment at each reporting date. A financial asset is impaired if objective evidence indicates that a loss event which negatively affected the estimated future cash flows has occurred after the initial recognition of the asset. Management uses judgment when identifying and assessing objective evidence that may indicate a loss event and when estimating the potential impact on the carrying value of accounts receivable, notes receivable, orbital receivables, and other financial assets. For financial assets measured at amortized cost, the impairment loss is the difference between the carrying amount and the present value of the estimated future cash flows, discounted at the original effective interest rate. If an impairment has occurred, the carrying amount of the asset is reduced, with the amount of the loss recognized in earnings. A permanent impairment loss for an available-for-sale investment is recognized by transferring the cumulative loss previously recognized in other comprehensive income to earnings.

(ii)          Goodwill and non-financial assets:

Goodwill and non-financial assets are tested for impairment annually, or whenever events or changes in circumstances indicate that an asset’s carrying amount may be less than its recoverable amount. Management uses judgment to estimate the inputs to these assessments including cash flow projections, discount rates and tax rates, and any changes to these inputs could have a material impact on the impairment calculation.

For impairment testing, non-financial assets that do not generate independent cash flows are grouped together into a cash-generating unit ("CGU"), which represent the level at which largely independent cash flows are generated. Goodwill is allocated to groups of CGUs based on the level at which it is monitored for internal reporting purposes.

An impairment loss is recognized in earnings to the extent that the carrying value of an asset, CGU or group of CGUs exceeds its estimated recoverable amount. The recoverable amount of an asset, CGU or group of CGUs is the greater of its value in use and its fair value less cost to sell. Value in use is calculated as the present value of the estimated future cash flows discounted at appropriate discount rates.

An impairment loss relating to a specific asset reduces the carrying value of the asset. An impairment loss relating to a CGU or group of CGUs reduces the carrying value of the goodwill allocated to the CGU or group of CGUs, then reduces the carrying value of the other assets of the CGU or group of CGUs on a pro-rata basis.

An impairment loss in respect of goodwill is not reversed. A previously recognized impairment loss related to other non-financial assets is assessed at each reporting date for any indications that the loss has decreased or no longer exists. An impairment loss related to other non-financial assets is reversed if there is a subsequent increase in recoverable amount. An impairment loss is reversed only to the extent that the asset’s carrying value does not exceed the carrying value that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

Provisions

(q)          Provisions:

Provisions are recognized if, as a result of a past event, the Company has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of resources will be required to settle the obligation. Provisions are determined by discounting expected future cash outflows at a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. Management uses judgment to estimate the amount, timing and probability of the liability based on facts known at the reporting date. The unwinding of the discount is recognized as finance expense.

(i)           Warranty and after-sale service costs:

A provision for warranty and after-sale service costs is recognized when the underlying product or service is sold and when the recognition criteria described above have been met. Warranty and after-sale service provisions are based on management’s best estimate of the expected obligation using historical warranty data and experience. Warranty and after-sale service provisions related to products and services delivered under construction contracts are included in the estimated total costs to complete when applying the percentage of completion method of revenue recognition.

(ii)          Restructuring costs:

A provision for restructuring costs is recognized when the Company has approved a detailed and formal restructuring plan, and the restructuring either has commenced or has been announced publicly. Future operating losses are excluded from the provision.

(iii)         Others:

A provision for onerous contracts, excluding construction contracts (see note 3(d)(i)), is recognized when the unavoidable costs of meeting the obligations under the contract exceed the economic benefits expected to be received from the contract. The provision is measured at the present value of the lower of the expected cost of terminating the contracts and the expected net cost of continuing with the contract.

A provision for decommissioning liabilities is recognized at the time of asset acquisition. Decommissioning liabilities are added to the carrying value of the related asset and are depreciated over the asset’s estimated useful life.

Employee benefits

(r)           Employee benefits:

(i)           Defined benefit pension plans and other post-retirement benefit plans:

The Company maintains defined benefit plans for some of its employees. The Company’s net obligation in respect of defined benefit plans is calculated separately for each plan by estimating the amount of future benefit that employees have earned in the current and prior periods, discounting that amount and deducting the fair value of any plan assets.

The calculation of defined benefit obligations is performed annually by qualified actuaries using the projected unit credit method, which takes into account the expected salary increases as the basis for future benefit increases for the pension plans. The discount rate is the yield at the reporting date on high quality corporate bonds that have maturity dates approximating the terms of the Company’s obligations and that are denominated in the same currency in which the benefits are expected to be paid. Actuarial assumptions for discount rates, expected salary increases and the projected age of employees upon retirement reflect historical experience and the Company’s assessment of future expectations. When the calculation results in a benefit to the Company, the recognized asset is limited to the present value of economic benefits available in the form of any future refunds from the plan or reductions in future contributions to the plan. In order to calculate the present value of economic benefits for a particular plan, consideration is given to any minimum funding requirements that apply to that particular plan. An economic benefit is available to the Company if it is realizable during the life of the plan, or on settlement of the plan liabilities.

Re-measurements of the net defined benefit liability, which comprise actuarial gains and losses, the return on plan assets (excluding amounts included in net interest expense) and the effect of the asset ceiling (if any, excluding interest), are recognized immediately in other comprehensive income. The Company determines the net interest expense (income) on the net defined benefit liability (asset) for the period by applying the discount rate used to measure the defined benefit obligation at the beginning of the annual period to the net defined benefit liability (asset), taking into account any changes in the net defined benefit liability (asset) during the period as a result of contributions and benefit payments. Net interest expense is recognized as a component of finance expense. The Company recognizes service cost and administrative expenses relating to defined benefit plans as a component of direct costs, selling, general and administrative expense.

When the benefits of a plan are changed or when a plan is curtailed, the resulting change in the net benefit liability that relates to past service or the gain or loss on curtailment is recognized immediately in earnings. The Company recognizes gains or losses on the settlement of a defined benefit plan when settlement occurs.

(ii)          Termination benefits:

Termination benefits are expensed when the Company has demonstrably committed, without realistic possibility of withdrawal, to a formal detailed plan to either terminate employment before the normal retirement date, or to provide termination benefits as a result of an offer made to encourage voluntary redundancy. Termination benefits for voluntary redundancies are expensed if the Company has made an offer of voluntary redundancy, it is probable that the offer will be accepted and the number of acceptances can be estimated reliably.

(iii)         Defined contribution pension plans:

The Company also maintains defined contribution plans for some of its employees whereby the Company pays contributions based on a percentage of the employees’ annual salary. Obligations for contributions to defined contribution pension plans are recognized as an employee benefit expense in the statement of earnings as the services are provided.

Share-based compensation plans

(s)           Share-based compensation plans:

The Company maintains a number of share-based compensation plans for certain employees and directors that may be settled with cash and/or equity. For certain share-based compensation plans, the Company has the ability to mandate equity settlement by issuing shares from treasury. Share-based compensation plans are measured at fair value using the Black-Scholes option pricing model and the fair value is expensed on a straight-line basis over the vesting period. Management uses judgment to determine the inputs to the Black-Scholes option pricing model including the expected plan lives, underlying share price volatility and forfeiture rates. Volatility is estimated by considering the Company’s historic share price volatility over similar periods to the expected life of the awards under consideration. Changes in these assumptions will impact the calculation of fair value and the amount of compensation expense recognized in earnings.

The fair value of cash-settled plans is recognized as a liability in the consolidated balance sheet and is re-measured and charged to earnings at each reporting date until the award is settled.

The fair value of equity-settled plans is recognized in contributed surplus as part of equity in the consolidated balance sheet. Equity-settled plans are measured based on the grant date fair value of the award including the impact of estimated forfeitures and are not re-measured.

Income taxes

(t)           Income taxes:

Income tax expense is comprised of current and deferred tax.  Current tax and deferred tax are recognized into earnings except to the extent that it arises in a business combination, or items recognized directly in other comprehensive income.

Current tax is the expected tax payable or receivable on the taxable income or loss for the year, using tax rates enacted or substantively enacted at the reporting date, and any adjustment to tax payable in respect of previous years.

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized for the following temporary differences: the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable earnings, and differences relating to investments in subsidiaries and jointly controlled entities to the extent that it is probable that they will not reverse in the foreseeable future. In addition, deferred tax is not recognized for taxable temporary differences arising on the initial recognition of goodwill. Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws  that have  been enacted  or substantively  enacted by  the reporting date. Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously.

Deferred tax assets are recognized for unused tax losses, tax credits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

Adoption of new standards

u)           Adoption of new standards:

On January 1, 2017, the Company adopted amendments to IAS 7 - Statement of Cash Flows.  The amendments require disclosures that enable users of the financial statements to evaluate changes in liabilities arising from financing activities, including both changes arising from cash flow and non-cash changes.  The amendments to IAS 7 were applied prospectively and resulted in changes to presentation and disclosure in the Company’s notes to consolidated financial statements, but otherwise did not have a significant impact on the Company’s consolidated financial statements (note 29(d)).